Share-based payments, Growth share plan (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of options [Abstract]
Awards granted (in shares)	4,702,027
Growth share plan [Member]
Number of options [Abstract]
Outstanding at beginning period (in shares)	314,456	291,030	592,230
Awards granted (in shares)		171,300
Awards replaced with options (in shares)	(312,500)	0	0
Awards forfeited (in shares)	(1,956)	(147,874)	(301,200)
Outstanding at ending period (in shares)	0	314,456	291,030
Exercisable at ending period (in shares)	0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in dollars per share) | $ / shares	$ 37.53	$ 46.39	$ 46.39
Awards granted (in dollars per share) | $ / shares		30.13
Awards forfeited (in dollars per share) | $ / shares	40.95	46.39	46.39
Awards replaced with options (in dollars per share) | $ / shares	37.49
Outstanding at period end (in dollars per share) | $ / shares	0	$ 37.53	$ 46.39
Exercisable at ending period (in dollars per share) | $ / shares	$ 0